The Prudential                      Arthur D. Woods, III
                                    Assistant General Counsel
                                    Law Department

                                    The Prudential Insurance Company of America
                                    213 Washington Street
                                    Newark, NJ 07102-2992
                                    (201) 802-8020 fax: (201) 802-9560


                                                           May 5, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


          Re: Pruco Life Variable Appreciable Account
              (Registration No. 2-89558)


Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 26 and (ii) that the text of Post-Effective Amendment No. 26 was filed electronically on April 29, 1997 (Accession No. 0000950110-97-000717).


                                             By: /s/
                                                 -------------------------------
                                                 Arthur D. Woods, III
                                                 Assistant General Counsel
                                                 Pruco Life Insurance Company